UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.5%
Information Technology - 16.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	21,100	$2,000,491
Cisco Systems, Inc.	49,270	1,469,231
Palo Alto Networks, Inc. (a)	13,570	1,823,401

		5,293,123

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	16,881	1,152,297
Corning, Inc.	17,025	409,111
Keyence Corp.	1,900	1,314,121
Keysight Technologies, Inc. (a)	7,836	288,600
Largan Precision Co., Ltd.	7,000	807,152

		3,971,281

Internet Software & Services - 3.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	12,850	1,208,157
Alphabet, Inc.-Class A (a)	1,585	1,229,770
Alphabet, Inc.-Class C (a)	12,605	9,555,094
Criteo SA (Sponsored ADR) (a)	26,400	1,089,528
Facebook, Inc.-Class A (a)	79,871	9,458,324
NAVER Corp.	780	532,150
Tencent Holdings Ltd.	116,900	2,910,913

		25,983,936

IT Services - 2.2%
Booz Allen Hamilton Holding Corp.	37,289	1,409,897
Cognizant Technology Solutions Corp.-Class A (a)	17,000	936,360
Fiserv, Inc. (a)	19,860	2,077,753
HCL Technologies Ltd.	40,610	476,937
Vantiv, Inc.-Class A (a)	19,060	1,075,556
Visa, Inc.-Class A	81,924	6,334,364
Worldpay Group PLC (b)	228,046	767,622
Xerox Corp.	162,380	1,518,253

		14,596,742

Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	4,450	143,290
ASML Holding NV	22,470	2,317,942
Infineon Technologies AG	35,940	600,541
Intel Corp.	103,244	3,582,567
NVIDIA Corp.	27,756	2,559,103
Realtek Semiconductor Corp.	195,000	604,553
SCREEN Holdings Co., Ltd.	17,000	1,029,759
SK Hynix, Inc.	32,190	1,177,372
Sumco Corp.	91,000	1,021,968
Taiwan Semiconductor Manufacturing Co., Ltd.	338,000	1,943,643
Texas Instruments, Inc.	35,040	2,590,507
Tokyo Electron Ltd.	5,700	528,839
Xilinx, Inc.	61,822	3,337,152

		21,437,236

Company	Shares	U.S. $ Value
Software - 2.9%
Adobe Systems, Inc. (a)	33,860	$3,481,147
Constellation Software, Inc./Canada	7,082	3,302,649
Dassault Systemes	23,535	1,792,661
Electronic Arts, Inc. (a)	34,240	2,713,178
Intuit, Inc.	4,817	547,596
LINE Corp. (Sponsored ADR) (a)	55,100	2,131,819
Nintendo Co., Ltd.	3,500	862,501
Oracle Corp.	91,433	3,674,692
ServiceNow, Inc. (a)	14,468	1,203,014

		19,709,257

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	55,794	6,166,353
Hewlett Packard Enterprise Co.	88,100	2,096,780
HP, Inc.	109,806	1,691,012
NCR Corp. (a)	28,720	1,112,900
Samsung Electronics Co., Ltd.	3,144	4,678,827
Samsung Electronics Co., Ltd. (Preference Shares)	80	92,489

		15,838,361

		106,829,936

Financials - 11.3%
Banks - 5.1%
Australia & New Zealand Banking Group Ltd.	53,370	1,117,684
Axis Bank Ltd.	92,980	636,482
Banco Macro SA (ADR)	6,750	467,032
Bank of America Corp.	262,873	5,551,878
Bank of Montreal	7,940	523,285
Bank of Queensland Ltd.	102,865	852,073
BOC Hong Kong Holdings Ltd.	9,500	35,570
Citigroup, Inc.	28,188	1,589,521
Danske Bank A/S	33,310	969,543
DNB ASA	26,480	389,707
Fifth Third Bancorp	12,631	328,659
HDFC Bank Ltd.	59,650	1,192,147
ING Groep NV	94,113	1,278,741
Intesa Sanpaolo SpA	231,190	509,475
Itau Unibanco Holding SA (Preference Shares)	68,280	713,201
JPMorgan Chase & Co.	52,902	4,241,153
KB Financial Group, Inc.	20,042	720,673
KBC Group NV	15,880	952,056
Mitsubishi UFJ Financial Group, Inc.	322,800	1,940,972
PNC Financial Services Group, Inc. (The)	9,184	1,015,199
Sberbank of Russia PJSC (Sponsored ADR)	102,434	1,033,047
Shinhan Financial Group Co., Ltd.	14,070	530,207
SunTrust Banks, Inc.	8,050	418,198
Toronto-Dominion Bank (The)	20,010	946,948
US Bancorp	17,777	882,095
Wells Fargo & Co.	96,873	5,126,519

		33,962,065

Capital Markets - 1.3%
Amundi SA (b)	11,420	560,402
BlackRock, Inc.-Class A	2,360	875,064

Company	Shares	U.S. $ Value
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	115,700	$567,267
Goldman Sachs Group, Inc. (The)	4,902	1,074,960
MarketAxess Holdings, Inc.	3,682	610,365
Morgan Stanley	9,900	409,464
Partners Group Holding AG	3,973	1,930,826
Thomson Reuters Corp.	5,543	239,513
UBS Group AG	170,259	2,707,027

		8,974,888

Consumer Finance - 1.1%
Capital One Financial Corp.	21,199	1,781,564
Discover Financial Services	8,900	603,153
Hitachi Capital Corp.	30,100	748,091
OneMain Holdings, Inc. (a)	39,184	798,178
Shriram Transport Finance Co., Ltd.	13,938	183,677
Synchrony Financial	82,492	2,850,923

		6,965,586

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.-Class B (a)	9,400	1,479,936
Challenger Ltd./Australia	59,960	470,393
GRENKE AG	3,880	565,483
Haci Omer Sabanci Holding AS	158,380	403,036

		2,918,848

Insurance - 2.9%
Admiral Group PLC	16,852	400,341
Aflac, Inc.	6,766	482,957
AIA Group Ltd.	647,200	3,940,856
Allstate Corp. (The)	21,542	1,506,217
American International Group, Inc.	50,232	3,181,193
Dongbu Insurance Co., Ltd.	15,810	985,742
First American Financial Corp.	29,186	1,101,480
FNF Group	44,886	1,433,659
Hartford Financial Services Group, Inc. (The)	6,610	311,463
Loews Corp.	3,979	177,662
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	4,940	899,989
NN Group NV	18,885	606,185
Progressive Corp. (The)	9,400	313,020
Prudential PLC	190,900	3,685,753
Suncorp Group Ltd.	63,663	586,659

		19,613,176

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	149,830	2,763,456
LIC Housing Finance Ltd.	73,397	607,408

		3,370,864

		75,805,427

Health Care - 10.4%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	26,104	3,200,089
Biogen, Inc. (a)	16,545	4,865,388
Gilead Sciences, Inc.	38,320	2,824,185

Company	Shares	U.S. $ Value
Grifols SA (ADR)	41,380	$646,769

		11,536,431

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	12,807	1,191,691
Danaher Corp.	44,144	3,450,737
Edwards Lifesciences Corp. (a)	42,310	3,505,384
Essilor International SA	25,630	2,713,730
Intuitive Surgical, Inc. (a)	7,676	4,941,348
Sartorius AG (Preference Shares)	15,494	1,151,685

		16,954,575

Health Care Providers & Services - 2.2%
Aetna, Inc.	12,874	1,684,434
Cigna Corp.	14,203	1,913,712
Express Scripts Holding Co. (a)	3,900	295,932
McKesson Corp.	11,117	1,598,736
Premier, Inc.-Class A (a)	17,365	523,381
Quest Diagnostics, Inc.	11,843	1,035,789
Ramsay Health Care Ltd.	25,931	1,355,829
UnitedHealth Group, Inc.	36,369	5,757,940
VCA, Inc. (a)	8,310	520,206

		14,685,959

Health Care Technology - 0.4%
Cerner Corp. (a)	46,570	2,318,255

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	6,930	3,031,492
Mettler-Toledo International, Inc. (a)	2,409	992,556

		4,024,048

Pharmaceuticals - 3.0%
Johnson & Johnson	32,289	3,593,766
Merck & Co., Inc.	31,200	1,909,128
Novartis AG (REG)	6,420	442,478
Pfizer, Inc.	90,498	2,908,606
Roche Holding AG	14,830	3,300,730
Sanofi	20,180	1,626,434
Shire PLC	50,050	2,914,845
Sun Pharmaceutical Industries Ltd.	75,607	781,843
Teva Pharmaceutical Industries Ltd.	10,915	403,196
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	52,057	1,962,549

		19,843,575

		69,362,843

Consumer Discretionary - 9.3%
Auto Components - 1.1%
Cie Plastic Omnium SA	15,670	476,337
Hankook Tire Co., Ltd.	13,550	627,353
Lear Corp.	9,913	1,283,833
Magna International, Inc.-Class A	63,552	2,570,678
Sumitomo Electric Industries Ltd.	69,600	995,222

Company	Shares	U.S. $ Value
Valeo SA	23,650	$1,317,629

		7,271,052

Automobiles - 0.8%
General Motors Co.	25,027	864,182
Honda Motor Co., Ltd.	54,700	1,631,065
Isuzu Motors Ltd.	56,200	676,389
Peugeot SA (a)	77,330	1,137,936
Tata Motors Ltd.	55,918	373,505
Tata Motors Ltd.-Class A	143,026	619,045

		5,302,122

Diversified Consumer Services - 0.1%
Kroton Educacional SA	96,700	412,308

Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc.-Class A (a)	2,570	1,018,568
Elior Group (b)	33,260	689,493
IMAX China Holding, Inc. (a)(b)	96,500	466,536
Sodexo SA	4,374	477,730
Starbucks Corp.	74,460	4,316,446

		6,968,773

Household Durables - 0.2%
Panasonic Corp.	101,500	1,052,626
PulteGroup, Inc.	8,900	167,854

		1,220,480

Internet & Direct Marketing Retail - 0.5%
Ctrip.com International Ltd. (ADR) (a)	25,240	1,141,605
Priceline Group, Inc. (The) (a)	1,578	2,372,807

		3,514,412

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	9,700	279,722
Mattel, Inc.	5,224	164,922

		444,644

Media - 2.2%
Altice NV-Class A (a)	22,215	382,159
AMC Networks, Inc.-Class A (a)	13,043	720,626
CBS Corp.-Class B	14,054	853,359
Charter Communications, Inc.-Class A (a)	2,036	560,531
Comcast Corp.-Class A	64,653	4,494,030
CTS Eventim AG & Co. KGaA	54,575	1,626,938
Liberty Global PLC-Series C (a)	34,767	1,058,655
Naspers Ltd.-Class N	15,984	2,326,428
Regal Entertainment Group-Class A	17,299	396,320
Twenty-First Century Fox, Inc.-Class A	5,947	167,170
Walt Disney Co. (The)	22,018	2,182,424

		14,768,640

Multiline Retail - 0.8%
Dollar General Corp.	16,146	1,248,409
Dollar Tree, Inc. (a)	35,830	3,158,773

Company	Shares	U.S. $ Value
JC Penney Co., Inc. (a)	18,830	$178,320
Target Corp.	7,505	579,686

		5,165,188

Specialty Retail - 1.8%
ABC-Mart, Inc.	23,000	1,355,921
Burlington Stores, Inc. (a)	10,235	899,861
Home Depot, Inc. (The)	42,408	5,487,595
Industria de Diseno Textil SA	911	31,132
Kingfisher PLC	97,210	427,690
O’Reilly Automotive, Inc. (a)	3,090	848,205
Office Depot, Inc.	50,300	244,961
Ross Stores, Inc.	13,356	902,732
TJX Cos., Inc. (The)	10,022	785,123
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,377	1,395,332

		12,378,552

Textiles, Apparel & Luxury Goods - 0.7%
HUGO BOSS AG	7,060	404,590
Kering	2,130	462,130
NIKE, Inc.-Class B	68,130	3,411,269
Samsonite International SA	261,000	817,748

		5,095,737

		62,541,908

Industrials - 6.0%
Aerospace & Defense - 1.1%
Airbus Group SE	16,700	1,064,798
B/E Aerospace, Inc.	23,098	1,386,804
Hexcel Corp.	19,308	998,610
L-3 Communications Holdings, Inc.	15,930	2,513,276
United Technologies Corp.	12,644	1,362,012

		7,325,500

Airlines - 0.9%
Air Canada (a)	51,170	514,252
Delta Air Lines, Inc.	43,472	2,094,481
International Consolidated Airlines Group SA	175,000	947,681
Japan Airlines Co., Ltd.	42,200	1,259,993
Qantas Airways Ltd.	440,061	1,071,185
United Continental Holdings, Inc. (a)	4,778	329,443

		6,217,035

Building Products - 0.4%
Allegion PLC	19,130	1,279,988
AO Smith Corp.	25,170	1,224,017

		2,504,005

Commercial Services & Supplies - 0.5%
Babcock International Group PLC	201,744	2,409,512
Regus PLC	150,665	438,497
Republic Services, Inc.-Class A	3,709	205,812

		3,053,821

Company	Shares	U.S. $ Value
Construction & Engineering - 0.1%
IRB Infrastructure Developers Ltd.	83,146	$225,572
Quanta Services, Inc. (a)	17,748	598,463

		824,035

Electrical Equipment - 0.4%
Acuity Brands, Inc.	3,383	850,520
Eaton Corp. PLC	28,592	1,901,654

		2,752,174

Industrial Conglomerates - 0.7%
3M Co.	4,947	849,598
General Electric Co.	58,947	1,813,210
Roper Technologies, Inc.	11,530	2,088,198

		4,751,006

Machinery - 0.9%
Cummins, Inc.	2,248	318,721
IDEX Corp.	6,130	573,829
IHI Corp. (a)	349,000	987,201
Ingersoll-Rand PLC	12,416	925,489
JTEKT Corp.	56,900	930,476
Oshkosh Corp.	21,876	1,531,320
Parker-Hannifin Corp.	1,898	263,689
WABCO Holdings, Inc. (a)	5,790	570,373

		6,101,098

Professional Services - 0.3%
Teleperformance	16,059	1,567,217

Road & Rail - 0.3%
Canadian National Railway Co.	6,550	437,918
Central Japan Railway Co.	8,700	1,436,312

		1,874,230

Trading Companies & Distributors - 0.4%
BOC Aviation Ltd. (b)	175,600	884,500
Brenntag AG	9,610	507,447
United Rentals, Inc. (a)	5,999	606,559
WESCO International, Inc. (a)	12,941	878,694

		2,877,200

		39,847,321

Consumer Staples - 5.6%
Beverages - 0.6%
Asahi Group Holdings Ltd.	9,300	304,426
Monster Beverage Corp. (a)	60,916	2,725,991
Pernod Ricard SA	7,310	763,998

		3,794,415

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	10,960	1,645,206
CP ALL PCL	544,700	919,805
CVS Health Corp.	22,027	1,693,656
Koninklijke Ahold Delhaize NV	96,032	1,891,150

Company	Shares	U.S. $ Value
Kroger Co. (The)	70,012	$2,261,387
Lenta Ltd. (GDR) (a)(b)	134,192	1,039,460
Loblaw Cos., Ltd.	9,100	472,783
Sugi Holdings Co., Ltd.	5,000	234,664
Tesco PLC (a)	289,500	755,664
Wal-Mart Stores, Inc.	21,366	1,504,807
X5 Retail Group NV (GDR) (a)(b)	15,484	464,520

		12,883,102

Food Products - 0.5%
Archer-Daniels-Midland Co.	9,579	414,100
Ingredion, Inc.	7,283	854,878
JBS SA	137,300	395,867
Tyson Foods, Inc.-Class A	18,054	1,025,648
WH Group Ltd. (b)	846,000	704,162

		3,394,655

Household Products - 0.4%
Henkel AG & Co. KGaA (Preference Shares)	8,030	930,915
Procter & Gamble Co. (The)	12,993	1,071,403
Reckitt Benckiser Group PLC	7,470	631,018

		2,633,336

Personal Products - 0.3%
Amorepacific Corp.	1,290	362,620
Estee Lauder Cos., Inc. (The)-Class A	2,781	216,084
L’Oreal SA	976	166,059
LG Household & Health Care Ltd.	1,210	815,088
Unilever PLC	21,740	864,841

		2,424,692

Tobacco - 1.9%
Altria Group, Inc.	23,939	1,530,420
British American Tobacco PLC	104,311	5,710,004
Imperial Brands PLC	27,691	1,187,463
Japan Tobacco, Inc.	86,900	3,012,700
Philip Morris International, Inc.	13,793	1,217,646

		12,658,233

		37,788,433

Energy - 5.4%
Energy Equipment & Services - 0.8%
Helmerich & Payne, Inc.	25,169	1,904,035
Petrofac Ltd.	57,590	573,929
Schlumberger Ltd.	38,019	3,195,497

		5,673,461

Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd.	27,750	936,431
Chevron Corp.	8,865	988,979
CNOOC Ltd.	378,000	497,570
Devon Energy Corp.	41,106	1,986,653
EOG Resources, Inc.	30,441	3,120,811
Exxon Mobil Corp.	33,759	2,947,161
Hess Corp.	38,692	2,165,204
JX Holdings, Inc.	301,600	1,168,907

Company	Shares	U.S. $ Value
LUKOIL PJSC (Sponsored ADR)	13,850	$679,938
LUKOIL PJSC (London) (Sponsored ADR)	15,110	743,563
Novatek OJSC (Sponsored GDR) (b)	4,410	522,236
QEP Resources, Inc. (a)	77,373	1,521,153
Royal Dutch Shell PLC-Class A	243,320	6,204,390
Southwestern Energy Co. (a)	28,761	326,437
TOTAL SA	90,655	4,322,231
Valero Energy Corp.	12,600	775,656
Western Refining, Inc.	25,709	922,182
YPF SA (Sponsored ADR)	54,471	925,462

		30,754,964

		36,428,425

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	77,915	3,009,856
BT Group PLC	501,060	2,234,920
China Unicom Hong Kong Ltd.	852,000	1,032,736
Nippon Telegraph & Telephone Corp.	59,000	2,368,328
TDC A/S (a)	197,750	1,003,774
Verizon Communications, Inc.	36,851	1,838,865

		11,488,479

Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc.-Class B	9,490	366,658
T-Mobile US, Inc. (a)	46,877	2,541,202
Tower Bersama Infrastructure Tbk PT	594,900	243,412
Vodafone Group PLC	661,387	1,597,737

		4,749,009

		16,237,488

Materials - 1.8%
Chemicals - 0.9%
Agrium, Inc. (Toronto)	6,130	617,837
Air Water, Inc.	28,000	484,720
Arkema SA	11,185	1,072,490
CF Industries Holdings, Inc.	44,133	1,277,209
Johnson Matthey PLC	17,140	672,928
JSR Corp.	40,100	586,011
Koninklijke DSM NV	8,287	503,160
LG Chem Ltd.	2,260	436,904
LyondellBasell Industries NV-Class A	2,747	248,109

		5,899,368

Construction Materials - 0.1%
Buzzi Unicem SpA	33,640	715,089

Metals & Mining - 0.7%
BHP Billiton PLC	33,200	546,599
BlueScope Steel Ltd.	48,041	318,645
Boliden AB	28,680	740,971
Gerdau SA (Preference Shares)	184,200	736,687
Goldcorp, Inc.	31,380	414,179
MMC Norilsk Nickel PJSC (ADR)	60,849	1,020,532
Newmont Mining Corp.	6,873	222,960

Company	Shares	U.S. $ Value
Novolipetsk Steel PJSC (GDR) (b)	36,440	$672,815

		4,673,388

Paper & Forest Products - 0.1%
Mondi PLC	35,940	734,296

		12,022,141

Utilities - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	25,400	1,499,870
Edison International	23,423	1,610,799
EDP - Energias de Portugal SA	192,940	557,403
Enel SpA	151,610	612,150
Exelon Corp.	44,937	1,460,902
FirstEnergy Corp.	6,551	204,981
Korea Electric Power Corp.	18,930	751,070
PG&E Corp.	7,183	422,360
Portland General Electric Co.	25,818	1,074,029

		8,193,564

Multi-Utilities - 0.4%
DTE Energy Co.	2,669	248,457
NiSource, Inc.	66,671	1,462,762
Public Service Enterprise Group, Inc.	8,000	330,480
WEC Energy Group, Inc.	4,456	249,581

		2,291,280

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	47,700	421,938
Pennon Group PLC	45,230	462,015

		883,953

		11,368,797

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	499,050	419,048

Real Estate Management & Development - 0.5%
Ayala Land, Inc.	987,400	652,936
Daito Trust Construction Co., Ltd.	13,500	2,103,968
Global Logistic Properties Ltd.	151,000	216,267
LendLease Group	77,110	773,021

		3,746,192

		4,165,240

Total Common Stocks (cost $402,864,961)		472,397,959

INVESTMENT COMPANIES - 27.6%
Funds and Investment Trusts - 27.6%
AB Multi-Manager Alternative Strategies Fund-Class Z (c)	5,368,872	53,635,029
AB Pooling Portfolios - AB Multi-Asset Real Return Portfolio (c)	4,766,000	30,502,402

Company	Shares	U.S. $ Value
AB Pooling Portfolios - AB Volatility Management Portfolio (c)	9,266,261	$100,631,599

Total Investment Companies (cost $189,729,360)		184,769,030

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.30% (c)(d) (cost $11,257,164)	11,257,164	11,257,164

Total Investments - 99.8% (cost $603,851,485) (e)		668,424,153
Other assets less liabilities - 0.2% (f)		1,618,489

Net Assets - 100.0%		$670,042,642

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	3	December 2016	$95,219	$97,008	$1,789

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	650	USD	807	2/16/17	$(7,963)
Barclays Bank PLC	USD	297	TWD	9,284	2/16/17	(6,423)
BNP Paribas SA	USD	619	JPY	64,545	2/16/17	(52,906)
Citibank, NA	BRL	6,122	USD	1,802	12/02/16	(7,807)
Citibank, NA	USD	1,820	BRL	6,122	12/02/16	(9,442)
Citibank, NA	USD	891	RUB	57,590	1/17/17	(1,538)
Citibank, NA	AUD	2,824	USD	2,168	2/16/17	86,491
Citibank, NA	GBP	2,828	USD	3,515	2/16/17	(30,349)
Citibank, NA	INR	63,451	USD	919	2/16/17	1,130
Citibank, NA	JPY	401,415	USD	3,854	2/16/17	331,117
Citibank, NA	KRW	3,100,802	USD	2,709	2/16/17	76,252
Citibank, NA	USD	1,647	AUD	2,145	2/16/17	(65,695)
Citibank, NA	USD	4,158	JPY	433,102	2/16/17	(357,255)
Credit Suisse International	CHF	615	USD	634	2/16/17	26,411
Credit Suisse International	HKD	26,886	USD	3,469	2/16/17	681
Credit Suisse International	ILS	2,177	USD	569	2/16/17	(689)
Credit Suisse International	USD	3,713	CHF	3,603	2/16/17	(150,874)
Credit Suisse International	USD	1,278	NOK	10,448	2/16/17	(50,393)
Goldman Sachs Bank USA	BRL	8,066	USD	2,481	12/02/16	95,652
Goldman Sachs Bank USA	USD	2,375	BRL	8,066	12/02/16	10,286
Goldman Sachs Bank USA	RUB	39,459	USD	598	1/17/17	(11,232)
Goldman Sachs Bank USA	EUR	572	USD	610	2/16/17	1,136
Goldman Sachs Bank USA	USD	2,154	CNY	14,729	2/16/17	(36,072)
Goldman Sachs Bank USA	USD	1,231	JPY	129,963	2/16/17	(90,208)
Goldman Sachs Bank USA	USD	1,055	NOK	8,697	2/16/17	(33,148)
JPMorgan Chase Bank, NA	GBP	802	USD	1,001	2/16/17	(4,087)
JPMorgan Chase Bank, NA	USD	1,829	AUD	2,419	2/16/17	(46,191)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	2,656	TWD	83,423	2/16/17	$(43,690)
Morgan Stanley & Co., Inc.	BRL	10,659	USD	3,138	12/02/16	(13,593)
Morgan Stanley & Co., Inc.	USD	3,368	BRL	10,659	12/02/16	(216,081)
Morgan Stanley & Co., Inc.	EUR	6,477	USD	7,179	2/16/17	287,123
Northern Trust Co.	USD	674	GBP	546	2/16/17	10,473
Royal Bank of Scotland PLC	BRL	2,233	USD	656	12/02/16	(4,161)
Royal Bank of Scotland PLC	USD	657	BRL	2,233	12/02/16	2,848
Royal Bank of Scotland PLC	CAD	2,345	USD	1,753	2/16/17	5,385
Royal Bank of Scotland PLC	KRW	626,597	USD	547	2/16/17	15,381
Royal Bank of Scotland PLC	TWD	47,791	USD	1,496	2/16/17	(445)
Royal Bank of Scotland PLC	USD	2,418	CAD	3,235	2/16/17	(7,429)
Royal Bank of Scotland PLC	USD	1,048	CHF	1,012	2/16/17	(47,749)
Royal Bank of Scotland PLC	USD	757	EUR	701	2/16/17	(10,873)
Royal Bank of Scotland PLC	USD	914	ZAR	13,133	2/16/17	4,724
Standard Chartered Bank	BRL	6,482	USD	1,904	12/02/16	(12,918)
Standard Chartered Bank	USD	1,908	BRL	6,482	12/02/16	8,267
Standard Chartered Bank	USD	1,885	BRL	6,482	1/04/17	13,013
Standard Chartered Bank	KRW	1,077,598	USD	941	2/16/17	25,554
Standard Chartered Bank	USD	939	INR	63,451	2/16/17	(21,104)
Standard Chartered Bank	USD	240	KRW	276,782	2/16/17	(4,953)
Standard Chartered Bank	USD	2,881	SEK	25,887	2/16/17	(61,202)
State Street Bank & Trust Co.	AUD	477	USD	352	2/16/17	308
State Street Bank & Trust Co.	CHF	1,958	USD	1,958	2/16/17	21,894
State Street Bank & Trust Co.	EUR	222	USD	244	2/16/17	7,844
State Street Bank & Trust Co.	EUR	337	USD	358	2/16/17	(793)
State Street Bank & Trust Co.	GBP	194	USD	241	2/16/17	(2,379)
State Street Bank & Trust Co.	JPY	57,448	USD	554	2/16/17	49,924
State Street Bank & Trust Co.	SGD	495	USD	356	2/16/17	10,820
State Street Bank & Trust Co.	USD	284	CAD	381	2/16/17	311
State Street Bank & Trust Co.	USD	447	CAD	599	2/16/17	(329)
State Street Bank & Trust Co.	USD	248	CHF	241	2/16/17	(9,356)
State Street Bank & Trust Co.	USD	285	CNY	1,946	2/16/17	(5,266)
State Street Bank & Trust Co.	USD	675	EUR	609	2/16/17	(27,384)
State Street Bank & Trust Co.	USD	246	HKD	1,906	2/16/17	(2)
State Street Bank & Trust Co.	USD	577	JPY	60,018	2/16/17	(49,929)
State Street Bank & Trust Co.	USD	282	MXN	5,848	2/16/17	(789)
State Street Bank & Trust Co.	USD	432	NOK	3,566	2/16/17	(13,381)
UBS AG	GBP	1,070	USD	1,306	2/16/17	(35,347)
UBS AG	JPY	183,579	USD	1,729	2/16/17	117,657

						$(340,743)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $6,771,746 or 1.0% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,688,710 and gross unrealized depreciation of investments was $(23,116,042), resulting in net unrealized appreciation of $64,572,668.
(f)	An amount of U.S. $7,070 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$83,369,946		$23,459,990		$	– 0	–	$106,829,936
Financials	41,354,305		34,451,122			– 0	–	75,805,427
Health Care	51,640,581		17,722,262			– 0	–	69,362,843
Consumer Discretionary	43,474,276		19,067,632			– 0	–	62,541,908
Industrials	26,116,930		13,730,391			– 0	–	39,847,321
Consumer Staples	17,098,529		20,689,904			– 0	–	37,788,433
Energy	22,459,224		13,969,201			– 0	–	36,428,425
Telecommunication Services	7,756,581		8,480,907			– 0	–	16,237,488
Materials	3,085,936		8,936,205			– 0	–	12,022,141
Utilities	8,564,221		2,804,576			– 0	–	11,368,797
Real Estate	– 0	–	4,165,240			– 0	–	4,165,240
Investment Companies	184,769,030		– 0	–		– 0	–	184,769,030
Short-Term Investments	11,257,164		– 0	–		– 0	–	11,257,164

Total Investments in Securities	500,946,723		167,477,430			– 0	–	668,424,153

Other Financial Instruments (a):
Assets:
Futures	– 0	–	1,789			– 0	–	1,789
Forward Currency Exchange Contracts	– 0	–	1,210,682			– 0	–	1,210,682
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,551,425)			– 0	–	(1,551,425)

Total (b)	$500,946,723		$167,138,476		$	– 0	–	$668,085,199

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$9,927	$20,733	$19,403	$11,257	$	– 0	–

A summary of the Strategy’s transactions of investments in affiliated issuers for the three months ended November 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/16 (000)	Dividend Income (000)			Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$55,140	$148	$2,069	$(31)	$447	$53,635	$	– 0	–	$	– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	30,284	372	977	(320)	1,143	30,502		– 0	–		– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	102,845	1	996	41	(1,259)	100,632		– 0	–		– 0	–

AB Tax-Managed Balanced Wealth Strategy

Portfolio of Investments

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 53.6%
Long-Term Municipal Bonds - 51.4%
Alabama - 4.9%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/18	$2,040	$2,149,466
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25	3,980	4,418,318

		6,567,784

Arizona - 2.1%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	2,100	2,376,885
City of Glendale AZ
(City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/26	410	477,630

		2,854,515

California - 1.9%
City of Los Angeles Department of Airports
(Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/23	365	405,128
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20 (a)	1,905	2,115,465

		2,520,593

Colorado - 2.4%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,358,946
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)(d)	710	142,000
Regional Transportation District COP
Series 2014A
5.00%, 6/01/29	1,475	1,642,250

		3,143,196

Connecticut - 2.0%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	2,390	2,701,632

District of Columbia - 1.0%
District of Columbia
AMBAC Series 2007B
5.25%, 6/01/18	1,200	1,272,240

	Principal Amount (000)	U.S. $ Value
Florida - 4.3%
County of Miami-Dade FL
(County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/22	$1,000	$1,136,270
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	768,121
Series 2015A
5.00%, 10/01/27	200	222,914
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	632,806
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (c)(d)(e)	25	12,500
Series 2010A-1
6.125%, 5/01/35	15	15,015
Series 2010A-2
6.125%, 5/01/35	35	35,035
Series 2010B
5.125%, 5/01/17	25	24,971
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	50	50,350
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	1,165	1,295,538
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,380	1,567,335

		5,760,855

Georgia - 1.7%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	1,980	2,259,041

Illinois - 0.9%
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/26	150	167,271
Illinois State Toll Highway Authority
Series 2013B
5.00%, 12/01/18	305	326,588
State of Illinois
Series 2013
5.00%, 7/01/22	315	329,144
Series 2014
5.00%, 4/01/20	75	77,970
Series 2016
5.00%, 6/01/23	135	140,844

	Principal Amount (000)	U.S. $ Value
State of Illinois
(State of Illinois Sales Tax)
Series 2016D
5.00%, 6/15/23	$130	$148,118

		1,189,935

Indiana - 2.2%
Indiana Bond Bank
(JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	1,945	2,104,062
Indiana Finance Authority
(I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29	145	147,664
Richmond Hospital Authority
(Reid Hospital & Health Care Services, Inc.)
Series 2015
5.00%, 1/01/25	580	663,050

		2,914,776

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000E
0.585%, 12/01/30 (f)	100	91,131
AGM Series 2006B
5.25%, 9/01/24	500	602,035

		693,166

Michigan - 1.9%
Michigan Finance Authority
(State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,040,033
Michigan Finance Authority
(City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	361,514
Michigan Finance Authority
(City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,118,030

		2,519,577

Minnesota - 2.5%
Elk River Independent School District No 728
Series 2016A
5.00%, 2/01/23	1,600	1,854,544
South Washington County Independent School District No 833/MN
Series 2016B
5.00%, 2/01/20	1,290	1,421,902

		3,276,446

Mississippi - 0.3%
State of Mississippi Gaming
Series 2015E
5.00%, 10/15/28	370	415,854

	Principal Amount (000)	U.S. $ Value
Nebraska - 0.1%
Douglas County Hospital Authority No 2
(Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	$155	$170,858

Nevada - 0.3%
Clark County School District
Series 2015A
5.00%, 6/15/18	315	332,325

New Jersey - 4.3%
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,294,603
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	322,155
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	1,942,478
New Jersey Turnpike Authority
NATL Series 2000B
0.963%, 1/01/30 (f)	100	91,103
Series 2014A
5.00%, 1/01/29	1,870	2,122,974

		5,773,313

New York - 5.3%
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/23	460	520,706
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	2,275	2,594,797
New York State Dormitory Authority
(State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	205	235,344
New York State Energy Research & Development Authority
(Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.963%, 10/01/36 (f)	375	341,355
XLCA Series 2004A
1.295%, 1/01/39 (f)	400	364,858
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	425	458,435

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	$1,000	$1,149,800
Series 2013B
5.00%, 11/15/20	1,215	1,363,376

		7,028,671

North Carolina - 0.1%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	150	167,825

Pennsylvania - 1.7%
Pennsylvania Higher Educational Facilities Authority
(University of Pennsylvania)
Series 2015
4.00%, 10/01/18	1,000	1,049,190
Pennsylvania Turnpike Commission
Series 2014C
5.00%, 12/01/26	1,000	1,140,370
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (c)(d)(e)	55	550

		2,190,110

Texas - 6.2%
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	2,815	2,976,324
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	1,710	1,711,061
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	708,400
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,765	2,915,803

		8,311,588

Virginia - 1.0%
Virginia College Building Authority
(Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	1,190	1,379,317

Washington - 3.6%
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/24	1,815	2,058,918
State of Washington
(State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/22	535	614,399

	Principal Amount (000)	U.S. $ Value
State of Washington
Series 2015R
5.00%, 7/01/24	$145	$169,754
Series 2016R
4.00%, 8/01/19	1,545	1,643,494
State of Washington COP
Series 2015
5.00%, 7/01/18	225	238,129

		4,724,694

Wisconsin - 0.2%
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	265	286,258

Total Long-Term Municipal Bonds (cost $67,111,484)		68,454,569

Short-Term Municipal Notes - 2.2%
Ohio - 2.2%
County of Montgomery OH
(Premier Health Partners Obligated Group)
0.54%, 11/15/45 (g)	2,100	2,100,000
0.55%, 11/15/39 (g)	820	820,000

Total Short-Term Municipal Notes (cost $2,920,000)		2,920,000

Total Municipal Obligations (cost $70,031,484)		71,374,569

	Shares
COMMON STOCKS - 27.1%
Information Technology - 6.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (c)	1,840	174,450
Cisco Systems, Inc.	3,262	97,273
Palo Alto Networks, Inc. (c)	1,040	139,745

		411,468

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	1,349	92,083
Corning, Inc.	1,350	32,441
Keyence Corp.	100	69,164
Keysight Technologies, Inc. (c)	927	34,141
Largan Precision Co., Ltd.	1,000	115,307

		343,136

Internet Software & Services - 1.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (c)	1,100	103,422
Alphabet, Inc.-Class A (c)	117	90,778
Alphabet, Inc.-Class C (c)	1,014	768,653
Criteo SA (Sponsored ADR) (c)	2,171	89,597
Facebook, Inc.-Class A (c)	6,400	757,888
NAVER Corp.	62	42,299

Company	Shares	U.S. $ Value
Tencent Holdings Ltd.	9,400	$234,068

		2,086,705

IT Services - 0.9%
Booz Allen Hamilton Holding Corp.	2,959	111,880
Cognizant Technology Solutions Corp.-Class A (c)	1,340	73,807
Fiserv, Inc. (c)	1,580	165,300
HCL Technologies Ltd.	3,120	36,642
Vantiv, Inc.-Class A (c)	1,520	85,774
Visa, Inc.-Class A	6,530	504,900
Worldpay Group PLC (h)	18,152	61,101
Xerox Corp.	12,727	118,997

		1,158,401

Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	2,130	68,586
ASML Holding NV	1,800	185,683
Infineon Technologies AG	2,560	42,776
Intel Corp.	7,261	251,957
NVIDIA Corp.	2,073	191,131
Realtek Semiconductor Corp.	14,000	43,404
SCREEN Holdings Co., Ltd.	1,400	84,804
SK Hynix, Inc.	2,540	92,902
Sumco Corp.	6,800	76,367
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	138,010
Texas Instruments, Inc.	2,610	192,957
Tokyo Electron Ltd.	400	37,111
Xilinx, Inc.	4,961	267,795

		1,673,483

Software - 1.1%
Adobe Systems, Inc. (c)	2,530	260,109
Constellation Software, Inc./Canada	556	259,287
Dassault Systemes	1,880	143,200
Electronic Arts, Inc. (c)	2,560	202,854
Intuit, Inc.	361	41,039
LINE Corp. (Sponsored ADR) (c)	4,360	168,688
Nintendo Co., Ltd.	300	73,929
Oracle Corp.	6,603	265,375
ServiceNow, Inc. (c)	1,156	96,121
Symantec Corp.	581	14,171

		1,524,773

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	4,402	486,509
Hewlett Packard Enterprise Co.	6,206	147,703
HP, Inc.	7,948	122,399
NCR Corp. (c)	671	26,001
Samsung Electronics Co., Ltd.	228	339,304
Samsung Electronics Co., Ltd. (Preference Shares)	30	34,684

		1,156,600

		8,354,566

Company	Shares	U.S. $ Value
Financials - 4.4%
Banks - 1.9%
Australia & New Zealand Banking Group Ltd.	4,150	$86,910
Axis Bank Ltd.	7,750	53,052
Banco Macro SA (ADR)	540	37,363
Bank of America Corp.	18,054	381,301
Bank of Montreal	560	36,907
Bank of Queensland Ltd.	7,952	65,870
BOC Hong Kong Holdings Ltd.	2,000	7,488
Citigroup, Inc.	2,426	136,802
Danske Bank A/S	2,590	75,386
DNB ASA	3,610	53,128
Fifth Third Bancorp	1,030	26,801
HDFC Bank Ltd.	4,590	91,734
ING Groep NV	7,174	97,475
Intesa Sanpaolo SpA	18,390	40,526
Itau Unibanco Holding SA (Preference Shares)	5,430	56,718
JPMorgan Chase & Co.	3,577	286,768
KB Financial Group, Inc.	1,590	57,173
KBC Group NV	1,200	71,944
Mitsubishi UFJ Financial Group, Inc.	25,500	153,330
PNC Financial Services Group, Inc. (The)	469	51,843
Sberbank of Russia PJSC (Sponsored ADR)	8,130	81,991
Shinhan Financial Group Co., Ltd.	990	37,307
SunTrust Banks, Inc.	657	34,131
Toronto-Dominion Bank (The)	1,500	70,986
US Bancorp	1,418	70,361
Wells Fargo & Co.	6,807	360,226

		2,523,521

Capital Markets - 0.5%
Amundi SA (h)	895	43,919
BlackRock, Inc.-Class A	184	68,225
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,900	43,636
Goldman Sachs Group, Inc. (The)	363	79,602
MarketAxess Holdings, Inc.	285	47,245
Morgan Stanley	821	33,957
Partners Group Holding AG	305	148,226
Thomson Reuters Corp.	238	10,284
UBS Group AG	13,083	208,013

		683,107

Consumer Finance - 0.4%
Capital One Financial Corp.	1,471	123,623
Discover Financial Services	704	47,710
Hitachi Capital Corp.	2,400	59,649
OneMain Holdings, Inc. (c)	3,025	61,619
Shriram Transport Finance Co., Ltd.	1,090	14,364
Synchrony Financial	6,014	207,844

		514,809

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (c)	754	118,710
Challenger Ltd./Australia	4,710	36,950
GRENKE AG	330	48,095
Haci Omer Sabanci Holding AS	12,250	31,173

		234,928

Company	Shares	U.S. $ Value
Insurance - 1.2%
Admiral Group PLC	1,318	$31,311
Aflac, Inc.	552	39,402
AIA Group Ltd.	50,000	304,454
Allstate Corp. (The)	1,464	102,363
American International Group, Inc.	3,569	226,025
Chubb Ltd.	196	25,088
Cincinnati Financial Corp.	169	12,969
Dongbu Insurance Co., Ltd.	1,200	74,819
First American Financial Corp.	1,980	74,725
FNF Group	3,101	99,046
Hartford Financial Services Group, Inc. (The)	396	18,659
Loews Corp.	308	13,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	390	71,052
NN Group NV	1,486	47,699
Progressive Corp. (The)	1,943	64,702
Prudential Financial, Inc.	376	37,825
Prudential PLC	15,030	290,188
Suncorp Group Ltd.	5,060	46,628
Travelers Cos., Inc. (The)	119	13,489

		1,594,196

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	11,680	215,425
LIC Housing Finance Ltd.	6,040	49,985

		265,410

		5,815,971

Health Care - 3.9%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (c)	2,023	248,000
Biogen, Inc. (c)	1,304	383,467
Gilead Sciences, Inc.	3,083	227,217
Grifols SA (ADR)	3,200	50,016

		908,700

Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (c)	1,026	95,469
Danaher Corp.	3,517	274,924
Edwards Lifesciences Corp. (c)	3,170	262,635
Essilor International SA	1,865	197,468
Intuitive Surgical, Inc. (c)	618	397,831
Sartorius AG (Preference Shares)	1,202	89,346

		1,317,673

Health Care Providers & Services - 0.8%
Aetna, Inc.	858	112,261
Cigna Corp.	1,009	135,953
McKesson Corp.	748	107,570
Premier, Inc.-Class A (c)	1,359	40,960
Quest Diagnostics, Inc.	395	34,547
Ramsay Health Care Ltd.	2,030	106,140
UnitedHealth Group, Inc.	2,897	458,653

Company	Shares	U.S. $ Value
VCA, Inc. (c)	660	$41,316

		1,037,400

Health Care Technology - 0.1%
Cerner Corp. (c)	3,490	173,732

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	551	241,032
Mettler-Toledo International, Inc. (c)	193	79,520

		320,552

Pharmaceuticals - 1.1%
Johnson & Johnson	2,166	241,076
Merck & Co., Inc.	1,467	89,766
Novartis AG (REG)	540	37,218
Pfizer, Inc.	6,110	196,375
Roche Holding AG	1,130	251,505
Sanofi	1,570	126,536
Shire PLC	4,420	257,415
Sun Pharmaceutical Industries Ltd.	5,846	60,453
Teva Pharmaceutical Industries Ltd.	660	24,380
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	3,957	149,179

		1,433,903

		5,191,960

Consumer Discretionary - 3.6%
Auto Components - 0.4%
Cie Plastic Omnium SA	1,120	34,046
Hankook Tire Co., Ltd.	1,020	47,225
Lear Corp.	692	89,621
Magna International, Inc.-Class A	4,726	191,166
Sumitomo Electric Industries Ltd.	5,400	77,216
Valeo SA	1,858	103,516

		542,790

Automobiles - 0.3%
General Motors Co.	525	18,128
Honda Motor Co., Ltd.	3,900	116,292
Isuzu Motors Ltd.	4,400	52,956
Peugeot SA (c)	5,900	86,820
Tata Motors Ltd.-Class A	18,339	79,375

		353,571

Diversified Consumer Services - 0.0%
Kroton Educacional SA	8,400	35,816

Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc.-Class A (c)	210	83,229
Elior Group (h)	2,590	53,692
IMAX China Holding, Inc. (c)(h)	8,000	38,676
Sodexo SA	358	39,101
Starbucks Corp.	5,880	340,864

		555,562

Company	Shares	U.S. $ Value
Household Durables - 0.1%
Panasonic Corp.	7,700	$79,854

Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. (ADR) (c)	1,950	88,198
Priceline Group, Inc. (The) (c)	125	187,960

		276,158

Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	800	23,070
Mattel, Inc.	431	13,607

		36,677

Media - 0.9%
Altice NV-Class A (c)	2,119	36,453
AMC Networks, Inc.-Class A (c)	1,028	56,797
CBS Corp.-Class B	1,086	65,942
Charter Communications, Inc.-Class A (c)	162	44,600
Comcast Corp.-Class A	4,822	335,177
CTS Eventim AG & Co. KGaA	4,388	130,811
Interpublic Group of Cos., Inc. (The)	605	14,563
Liberty Global PLC-Series C (c)	2,954	89,949
Naspers Ltd.-Class N	1,195	173,929
Regal Entertainment Group-Class A	1,442	33,036
Twenty-First Century Fox, Inc.-Class A	491	13,802
Walt Disney Co. (The)	1,692	167,711

		1,162,770

Multiline Retail - 0.3%
Dollar General Corp.	1,110	85,825
Dollar Tree, Inc. (c)	2,870	253,019
JC Penney Co., Inc. (c)	2,065	19,556
Target Corp.	593	45,803

		404,203

Specialty Retail - 0.7%
ABC-Mart, Inc.	1,800	106,116
Burlington Stores, Inc. (c)	806	70,864
Home Depot, Inc. (The)	3,395	439,313
Kingfisher PLC	6,910	30,402
O’Reilly Automotive, Inc. (c)	240	65,880
Ross Stores, Inc.	1,102	74,484
TJX Cos., Inc. (The)	719	56,326
Ulta Salon Cosmetics & Fragrance, Inc. (c)	417	108,211

		951,596

Textiles, Apparel & Luxury Goods - 0.3%
HUGO BOSS AG	590	33,811
Kering	140	30,375
NIKE, Inc.-Class B	5,378	269,276
PVH Corp.	275	29,134
Samsonite International SA	20,200	63,289

		425,885

		4,824,882

Company	Shares	U.S. $ Value
Industrials - 2.3%
Aerospace & Defense - 0.4%
Airbus Group SE	1,430	$91,177
B/E Aerospace, Inc.	1,684	101,108
Hexcel Corp.	1,493	77,218
L-3 Communications Holdings, Inc.	1,113	175,598
United Technologies Corp.	525	56,553

		501,654

Airlines - 0.3%
Air Canada (c)	4,030	40,501
Delta Air Lines, Inc.	3,041	146,516
International Consolidated Airlines Group SA	13,430	72,728
Japan Airlines Co., Ltd.	3,300	98,530
Qantas Airways Ltd.	34,132	83,083
United Continental Holdings, Inc. (c)	378	26,063

		467,421

Building Products - 0.1%
Allegion PLC	1,430	95,681
AO Smith Corp.	2,010	97,747

		193,428

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	15,810	188,825
Regus PLC	11,920	34,692
Republic Services, Inc.-Class A	308	17,091

		240,608

Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd.	6,290	17,065
Quanta Services, Inc. (c)	974	32,843

		49,908

Electrical Equipment - 0.2%
Acuity Brands, Inc.	271	68,132
Eaton Corp. PLC	2,197	146,123

		214,255

Industrial Conglomerates - 0.3%
3M Co.	400	68,696
General Electric Co.	5,320	163,643
Roper Technologies, Inc.	925	167,527

		399,866

Machinery - 0.4%
Cummins, Inc.	178	25,237
Deere & Co.	310	31,062
IDEX Corp.	480	44,933
IHI Corp. (c)	26,000	73,545
Ingersoll-Rand PLC	1,016	75,733
JTEKT Corp.	4,100	67,046
Oshkosh Corp.	1,415	99,050
Parker-Hannifin Corp.	144	20,006

Company	Shares	U.S. $ Value
WABCO Holdings, Inc. (c)	460	$45,314

		481,926

Professional Services - 0.1%
Teleperformance	1,295	126,380

Road & Rail - 0.1%
Canadian National Railway Co.	450	30,086
Central Japan Railway Co.	700	115,565

		145,651

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd. (h)	12,800	64,474
Brenntag AG	800	42,243
United Rentals, Inc. (c)	735	74,316
WESCO International, Inc. (c)	1,141	77,474

		258,507

		3,079,604

Consumer Staples - 2.1%
Beverages - 0.2%
Asahi Group Holdings Ltd.	700	22,914
Monster Beverage Corp. (c)	4,524	202,449
Pernod Ricard SA	580	60,618

		285,981

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	855	128,344
CP ALL PCL	43,500	73,456
CVS Health Corp.	1,767	135,865
Koninklijke Ahold Delhaize NV	7,527	148,229
Kroger Co. (The)	4,909	158,561
Lenta Ltd. (GDR) (c)(h)	10,311	79,870
Loblaw Cos., Ltd.	710	36,887
Sugi Holdings Co., Ltd.	400	18,773
Tesco PLC (c)	20,690	54,006
Wal-Mart Stores, Inc.	1,492	105,081
X5 Retail Group NV (GDR) (c)(h)	963	28,890

		967,962

Food Products - 0.2%
Archer-Daniels-Midland Co.	791	34,195
Ingredion, Inc.	175	20,541
JBS SA	10,400	29,986
Tyson Foods, Inc.-Class A	1,490	84,647
WH Group Ltd. (h)	65,000	54,102

		223,471

Household Products - 0.2%
Henkel AG & Co. KGaA (Preference Shares)	620	71,876
Procter & Gamble Co. (The)	1,004	82,790
Reckitt Benckiser Group PLC	580	48,995

		203,661

Company	Shares	U.S. $ Value
Personal Products - 0.1%
Amorepacific Corp.	100	$28,110
Estee Lauder Cos., Inc. (The)-Class A	225	17,483
L’Oreal SA	77	13,101
LG Household & Health Care Ltd.	90	60,626
Unilever PLC	1,710	68,026

		187,346

Tobacco - 0.7%
Altria Group, Inc.	1,726	110,343
British American Tobacco PLC	7,875	431,079
Imperial Brands PLC	2,190	93,913
Japan Tobacco, Inc.	6,700	232,279
Philip Morris International, Inc.	1,050	92,694

		960,308

		2,828,729

Energy - 2.1%
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.	1,990	150,544
Petrofac Ltd.	4,580	45,643
Schlumberger Ltd.	3,004	252,486

		448,673

Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd.	2,080	70,190
Chevron Corp.	485	54,107
CNOOC Ltd.	30,000	39,490
Devon Energy Corp.	3,134	151,466
EOG Resources, Inc.	2,288	234,566
Exxon Mobil Corp.	2,414	210,742
Hess Corp.	3,907	218,636
JX Holdings, Inc.	23,200	89,916
LUKOIL PJSC (Sponsored ADR)	670	32,892
LUKOIL PJSC (London) (Sponsored ADR)	1,480	72,831
Novatek OJSC (Sponsored GDR) (h)	550	65,132
QEP Resources, Inc. (c)	2,540	49,936
Royal Dutch Shell PLC-Class A	18,528	472,443
Southwestern Energy Co. (c)	2,465	27,978
TOTAL SA	7,008	334,126
Valero Energy Corp.	465	28,625
Western Refining, Inc.	1,999	71,704
YPF SA (Sponsored ADR)	4,320	73,397

		2,298,177

		2,746,850

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	5,401	208,641
BT Group PLC	40,610	181,136
China Unicom Hong Kong Ltd.	64,000	77,577
Nippon Telegraph & Telephone Corp.	4,600	184,649
TDC A/S (c)	14,030	71,216

		723,219

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.-Class B	690	$26,659
T-Mobile US, Inc. (c)	4,029	218,412
Tower Bersama Infrastructure Tbk PT	48,000	19,640
Vodafone Group PLC	52,310	126,367

		391,078

		1,114,297

Utilities - 0.7%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,913	112,963
Edison International	1,906	131,076
EDP - Energias de Portugal SA	15,030	43,422
Enel SpA	12,020	48,533
Eversource Energy	404	20,854
Exelon Corp.	3,606	117,231
FirstEnergy Corp.	573	17,929
Korea Electric Power Corp.	1,460	57,927
NextEra Energy, Inc.	274	31,299
PG&E Corp.	560	32,928
Portland General Electric Co.	1,996	83,033

		697,195

Multi-Utilities - 0.1%
DTE Energy Co.	228	21,224
NiSource, Inc.	5,171	113,452

		134,676

Water Utilities - 0.1%
American Water Works Co., Inc.	200	14,494
Cia de Saneamento Basico do Estado de Sao Paulo	3,700	32,729
Pennon Group PLC	3,510	35,854

		83,077

		914,948

Materials - 0.7%
Chemicals - 0.3%
Agrium, Inc. (Toronto)	460	46,363
Air Water, Inc.	2,300	39,816
Arkema SA	840	80,545
CF Industries Holdings, Inc.	2,878	83,289
Johnson Matthey PLC	1,330	52,217
JSR Corp.	3,000	43,841
Koninklijke DSM NV	650	39,466
LG Chem Ltd.	180	34,798
LyondellBasell Industries NV-Class A	216	19,509

		439,844

Construction Materials - 0.1%
Buzzi Unicem SpA	2,630	55,906

Metals & Mining - 0.3%
BHP Billiton PLC	2,650	43,629
BlueScope Steel Ltd.	3,733	24,760
Boliden AB	2,230	57,614
Gerdau SA (Preference Shares)	14,600	58,391

Company	Shares	U.S. $ Value
Goldcorp, Inc.	2,090	$27,586
MMC Norilsk Nickel PJSC (ADR)	4,555	76,291
Newmont Mining Corp.	603	19,561
Novolipetsk Steel PJSC (GDR) (h)	2,400	44,313

		352,145

Paper & Forest Products - 0.0%
Mondi PLC	2,601	53,141

		901,036

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,420	34,780

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	79,600	52,637
Daito Trust Construction Co., Ltd.	1,100	171,434
Global Logistic Properties Ltd.	12,000	17,187
LendLease Group	5,970	59,849
SM Prime Holdings, Inc.	4,500	2,395

		303,502

		338,282

Total Common Stocks (cost $30,684,566)		36,111,125

INVESTMENT COMPANIES - 19.1%
Funds and Investment Trusts - 19.1%
AB Multi-Manager Alternative Strategies Fund-Class Z (i)	759,847	7,590,868
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio (i)	606,257	3,880,043
AB Pooling Portfolio - AB Volatility Management Portfolio (i)	1,282,374	13,926,581

Total Investment Companies (cost $25,988,871)		25,397,492

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.30% (i)(j) (cost $171,692)	171,692	171,692

Total Investments - 99.9% (cost $126,876,613) (k)		133,054,878
Other assets less liabilities - 0.1%		184,292

Net Assets - 100.0%		$133,239,170

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	453	USD	133	12/02/16	$(578)
Citibank, NA	USD	135	BRL	453	12/02/16	(699)
Citibank, NA	USD	79	RUB	5,133	1/17/17	(137)
Citibank, NA	INR	5,049	USD	73	2/16/17	90
Citibank, NA	KRW	255,233	USD	223	2/16/17	6,276
Goldman Sachs Bank USA	BRL	567	USD	174	12/02/16	6,427
Goldman Sachs Bank USA	USD	167	BRL	567	12/02/16	723
Goldman Sachs Bank USA	RUB	3,000	USD	46	1/17/17	(689)
Goldman Sachs Bank USA	USD	106	CNY	722	2/16/17	(1,768)
JPMorgan Chase Bank, NA	USD	173	TWD	5,436	2/16/17	(2,847)
Morgan Stanley & Co., Inc.	BRL	869	USD	256	12/02/16	(1,108)
Morgan Stanley & Co., Inc.	USD	275	BRL	869	12/02/16	(17,616)
Morgan Stanley & Co., Inc.	ILS	197	USD	51	2/16/17	(191)
Royal Bank of Scotland PLC	BRL	107	USD	33	12/02/16	1,685
Royal Bank of Scotland PLC	BRL	174	USD	51	12/02/16	(324)
Royal Bank of Scotland PLC	USD	83	BRL	281	12/02/16	359
Royal Bank of Scotland PLC	KRW	49,838	USD	43	2/16/17	605
Royal Bank of Scotland PLC	TWD	3,689	USD	115	2/16/17	(34)
Royal Bank of Scotland PLC	USD	71	ZAR	1,020	2/16/17	367
Standard Chartered Bank	BRL	474	USD	139	12/02/16	(945)
Standard Chartered Bank	USD	140	BRL	474	12/02/16	604
Standard Chartered Bank	USD	138	BRL	474	1/04/17	951
Standard Chartered Bank	KRW	60,664	USD	53	2/16/17	1,439
Standard Chartered Bank	USD	75	INR	5,049	2/16/17	(1,679)
State Street Bank & Trust Co.	AUD	237	USD	182	2/16/17	7,166
State Street Bank & Trust Co.	CAD	160	USD	120	2/16/17	473
State Street Bank & Trust Co.	CHF	188	USD	190	2/16/17	4,133
State Street Bank & Trust Co.	EUR	592	USD	655	2/16/17	24,897
State Street Bank & Trust Co.	GBP	403	USD	498	2/16/17	(7,230)
State Street Bank & Trust Co.	GBP	64	USD	81	2/16/17	709
State Street Bank & Trust Co.	HKD	2,248	USD	290	2/16/17	52
State Street Bank & Trust Co.	HKD	300	USD	39	2/16/17	(7)
State Street Bank & Trust Co.	JPY	51,501	USD	491	2/16/17	39,078
State Street Bank & Trust Co.	NOK	164	USD	19	2/16/17	(33)
State Street Bank & Trust Co.	SGD	45	USD	32	2/16/17	984
State Street Bank & Trust Co.	TRY	75	USD	23	2/16/17	1,716
State Street Bank & Trust Co.	USD	269	AUD	353	2/16/17	(8,783)
State Street Bank & Trust Co.	USD	216	CAD	289	2/16/17	(773)
State Street Bank & Trust Co.	USD	381	CHF	370	2/16/17	(15,469)
State Street Bank & Trust Co.	USD	91	CNY	622	2/16/17	(1,683)
State Street Bank & Trust Co.	USD	45	EUR	41	2/16/17	(1,447)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	50	GBP	40	2/16/17	$648
State Street Bank & Trust Co.	USD	78	HKD	603	2/16/17	(27)
State Street Bank & Trust Co.	USD	526	JPY	55,023	2/16/17	(43,343)
State Street Bank & Trust Co.	USD	18	KRW	21,245	2/16/17	(301)
State Street Bank & Trust Co.	USD	22	MXN	454	2/16/17	(61)
State Street Bank & Trust Co.	USD	218	NOK	1,786	2/16/17	(7,720)
State Street Bank & Trust Co.	USD	23	NZD	32	2/16/17	(726)
State Street Bank & Trust Co.	USD	223	SEK	2,003	2/16/17	(4,604)
State Street Bank & Trust Co.	USD	22	TRY	75	2/16/17	(269)

						$(21,709)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$200	9/02/20	1.548%	CPI	#	$	– 0	–	$2,421
Bank of America, NA	900	3/04/24	2.493%	CPI	#		(500)		(66,008)
Bank of America, NA	600	7/09/24	2.613%	CPI	#		– 0	–	(51,675)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#		– 0	–	(142,107)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#		– 0	–	(1,369)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#		– 0	–	(212,266)
Citibank, NA	2,000	5/05/18	1.843%	CPI	#		– 0	–	(9,333)
Citibank, NA	350	8/26/20	2.298%	CPI	#		– 0	–	(18,619)
Citibank, NA	310	12/14/20	1.548%	CPI	#		– 0	–	5,871
Citibank, NA	100	8/09/21	1.540%	CPI	#		– 0	–	2,453
Citibank, NA	300	5/24/23	2.533%	CPI	#		– 0	–	(26,732)
Deutsche Bank AG	150	7/15/20	1.265%	CPI	#		– 0	–	5,392
Goldman Sachs Bank USA	1,400	1/31/22	2.515%	CPI	#		– 0	–	(133,490)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#		– 0	–	(27,181)

							$(500)		$(672,643)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$465	3/01/23	0.904%	SIFMA	*	$17,610
JPMorgan Chase Bank, NA	235	10/26/22	1.123%	SIFMA	*	5,071
JPMorgan Chase Bank, NA	450	2/22/23	0.902%	SIFMA	*	17,241

						$39,922

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Defaulted.
(c)	Non-income producing security.
(d)	Illiquid security.
(e)	Defaulted matured security.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $888,447 or 0.67% of net assets.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $534,169 or 0.4% of net assets.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,076,965 and gross unrealized depreciation of investments was $(2,898,700), resulting in net unrealized appreciation of $6,178,265.

As of November 30, 2016, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.9% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
NATL	-	National Interstate Corporation
OJSC	-	Open Joint Stock Company
OSF	-	Order of St. Francis
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
XLCA	-	XL Capital Assurance Inc.

AB Tax-Managed Balanced Wealth Strategy

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$68,174,148		$280,421		$68,454,569
Short-Term Municipal Notes		– 0	–	2,920,000		– 0	–	2,920,000
Common Stocks:
Information Technology		6,503,811		1,850,755		– 0	–	8,354,566
Financials		3,102,344		2,713,627		– 0	–	5,815,971
Health Care		3,800,467		1,391,493		– 0	–	5,191,960
Consumer Discretionary		3,352,041		1,472,841		– 0	–	4,824,882
Industrials		2,004,251		1,075,353		– 0	–	3,079,604
Consumer Staples		1,238,770		1,589,959		– 0	–	2,828,729
Energy		1,667,208		1,079,642		– 0	–	2,746,850
Telecommunication Services		453,712		660,585		– 0	–	1,114,297
Utilities		696,483		218,465		– 0	–	914,948
Materials		242,689		658,347		– 0	–	901,036
Real Estate		– 0	–	338,282		– 0	–	338,282
Investment Companies		25,397,492		– 0	–	– 0	–	25,397,492
Short-Term Investments		171,692		– 0	–	– 0	–	171,692

Total Investments in Securities		48,630,960		84,143,497		280,421		133,054,878

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	99,382		– 0	–	99,382
Inflation (CPI) Swaps		– 0	–	16,137		– 0	–	16,137
Interest Rate Swaps		– 0	–	39,922		– 0	–	39,922
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(121,091)		– 0	–	(121,091)
Inflation (CPI) Swaps		– 0	–	(688,780)		– 0	–	(688,780)

Total (b)		$48,630,960		$83,489,067		$280,421		$132,400,448

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)*	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/16	$298,956		$298,956
Accrued discounts/(premiums)	410		410
Realized gain (loss)	109		109
Change in unrealized appreciation/depreciation	(4,054)		(4,054)
Purchases	– 0	–	– 0	–
Sales	(15,000)		(15,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$280,421		$280,421

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$(4,054)		$(4,054)

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in solation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the three months ended November 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/16 (000)	Income (000)			Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$7,816	$203	$491	$(2)	$65	$7,591	$	– 0	–	$	– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	3,804	172	199	(62)	165	3,880		– 0	–		– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	14,306	605	807	(11)	(166)	13,927		– 0	–		– 0	–

A summary of the Strategy’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$656	$7,655	$8,139	$172	$	– 0	–

AB Tax-Managed Conservative Wealth Strategy

Portfolio of Investments

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.1%
Long-Term Municipal Bonds - 68.1%
Alabama - 1.7%
Alabama Public School & College Authority
Series 2012A
5.00%, 3/01/17	$590	$595,835

Alaska - 1.4%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/24	430	502,231

Arizona - 2.2%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24	675	764,316

California - 1.6%
County of Riverside CA
Series 2016
3.00%, 6/30/17	405	410,055
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	130	149,670

		559,725

Colorado - 2.7%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	536,195
Denver Urban Renewal Authority
(Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/16-12/01/21	415	430,651

		966,846

Connecticut - 0.2%
State of Connecticut
Series 2014A
5.00%, 3/01/30	70	77,366

District of Columbia - 1.1%
Washington Metropolitan Area Transit Authority
Series 2016A
5.00%, 7/01/18	355	375,487

Florida - 5.0%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	110	125,293
City of Jacksonville FL
(City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/19	450	490,999

	Principal Amount (000)	U.S. $ Value
County of Broward FL Airport System Revenue
(Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/24	$205	$230,356
County of Miami-Dade FL Solid Waste System Revenue
Series 2015
5.00%, 10/01/19	205	224,332
Orlando-Orange County Expressway Authority
Series 2013B
5.00%, 7/01/22	155	177,553
State of Florida Lottery Revenue
Series 2016B
5.00%, 7/01/18	475	502,949

		1,751,482

Georgia - 3.7%
Fulton County Development Authority
(Robert W Woodruff Arts Center, Inc.)
Series 2009B
5.25%, 3/15/24	305	327,945
Main Street Natural Gas, Inc.
(JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	385	388,384
Municipal Electric Authority of Georgia
Series 2012B
5.00%, 1/01/18	555	578,005

		1,294,334

Hawaii - 1.5%
State of Hawaii
Series 2014E
5.00%, 8/01/24	460	540,012

Illinois - 1.1%
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	40	41,986
State of Illinois
5.00%, 2/01/22	80	83,576
Series 2012
5.00%, 8/01/21	80	83,260
Series 2014
5.00%, 5/01/22-5/01/28	160	164,519

		373,341

Indiana - 1.3%
Indiana Bond Bank
(JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/20	150	164,623
Indiana Finance Authority
Series 2012B
5.00%, 2/01/27 (Pre-refunded/ETM)	275	308,201

		472,824

	Principal Amount (000)	U.S. $ Value
Iowa - 0.8%
Iowa Finance Authority
(Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	$280	$297,290

Kansas - 1.9%
Sedgwick County Unified School District No 266 Maize
Series 2015B
5.00%, 9/01/18	435	462,653
State of Kansas Department of Transportation
Series 2015A
5.00%, 9/01/22	170	196,818

		659,471

Kentucky - 2.4%
Kentucky Asset Liability Commission
(Commonwealth of Kentucky Fed Hwy Grant)
Series 2014A
5.00%, 9/01/25	440	504,605
Kentucky Turnpike Authority
Series 2015B
5.00%, 7/01/18	335	354,333

		858,938

Maryland - 0.4%
University System of Maryland
Series 2015A
5.00%, 4/01/18	135	141,835

Massachusetts - 0.9%
Commonwealth of Massachusetts
AGM Series 2006C
2.334%, 11/01/19 (a)	300	299,577

Michigan - 4.2%
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System)
AGM Series 2006D
1.167% (LIBOR 3 Month + 0.60%), 7/01/32 (b)	410	361,374
Michigan Finance Authority
(State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/20	915	995,255
Michigan Finance Authority
(City of Detroit MI)
Series 2016C
5.00%, 4/01/20	115	125,065

		1,481,694

Minnesota - 0.9%
Elk River Independent School District No 728
Series 2015C
5.00%, 2/01/18	300	313,392

	Principal Amount (000)	U.S. $ Value
Missouri - 1.4%
City of Springfield MO Public Utility Revenue
Series 2015
5.00%, 8/01/21	$235	$265,628
Missouri Highway & Transportation Commission
5.00%, 5/01/17	230	233,864

		499,492

Nevada - 0.3%
State of Nevada
Series 2015D
5.00%, 4/01/23	90	104,622

New Jersey - 1.6%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2008A
5.00%, 5/01/17	250	253,665
Series 2015X
5.00%, 6/15/19	285	299,484

		553,149

New Mexico - 1.6%
State of New Mexico Severance Tax Permanent Fund
Series 2015
5.00%, 7/01/18	540	572,033

New York - 6.1%
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/23-11/15/26	475	535,226
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2009A
5.00%, 3/15/17	385	389,439
Series 2013A
5.00%, 2/15/20	355	391,384
Series 2014A
5.00%, 2/15/28	190	217,326
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	283,073
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	165	177,980
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	120	135,353

		2,129,781

	Principal Amount (000)	U.S. $ Value
Ohio - 0.9%
County of Cuyahoga OH
(County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	$285	$323,033

Pennsylvania - 3.8%
Philadelphia Gas Works Co.
Series 2015
4.00%, 8/01/18	420	435,208
Philadelphia Parking Authority (The)
(Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	887,472

		1,322,680

Rhode Island - 2.3%
Rhode Island Commerce Corp.
AGC Series 2009A
5.25%, 6/15/18 (Pre-refunded/ETM)	600	636,486
Series 2016B
5.00%, 6/15/28	160	181,800

		818,286

Texas - 9.2%
City of Houston TX Combined Utility System Revenue
Series 2010C
5.00%, 11/15/18	465	497,462
Series 2014C
5.00%, 5/15/28	160	183,157
City of San Antonio TX Util Drainage System Revenue
Series 2013
5.00%, 2/01/27	135	153,892
County of Harris TX
(County of Harris TX Toll Road)
Series 2015
5.00%, 8/15/27	290	336,977
Northwest Independent School District
Series 2015B
4.00%, 2/15/18	200	206,546
SA Energy Acquisition Public Facility Corp.
(Goldman Sachs Group, Inc. (The))
Series 2007
5.50%, 8/01/22	460	516,847
Spring Branch Independent School District
Series 2015B
5.00%, 2/01/25	100	117,693
Spring Independent School District
Series 2011
5.00%, 8/15/24	600	662,652
Texas Public Finance Authority
(Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	420	433,746
University of Texas System/The
Series 2016I
5.00%, 8/15/24	110	129,053

		3,238,025

	Principal Amount (000)	U.S. $ Value
Virginia - 1.7%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	$580	$587,720

Washington - 4.2%
Energy Northwest
(Bonneville Power Administration)
Series 2009A
5.25%, 7/01/18	255	270,994
State of Washington
Series 2011R
5.00%, 7/01/17	650	665,210
University of Washington
Series 2015C
5.00%, 12/01/18	500	536,615

		1,472,819

Total Municipal Obligations (cost $23,633,713)		23,947,636

	Shares
COMMON STOCKS - 18.4%
Information Technology - 4.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (c)	371	35,174
Cisco Systems, Inc.	747	22,276
Palo Alto Networks, Inc. (c)	211	28,352

		85,802

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	245	16,724
Corning, Inc.	239	5,743

		22,467

Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (c)	200	18,804
Alphabet, Inc.-Class A (c)	25	19,397
Alphabet, Inc.-Class C (c)	173	131,141
Criteo SA (Sponsored ADR) (c)	300	12,381
Facebook, Inc.-Class A (c)	1,073	127,065
NAVER Corp.	13	8,869
Tencent Holdings Ltd.	1,700	42,331

		359,988

IT Services - 0.6%
Booz Allen Hamilton Holding Corp.	600	22,686
Cognizant Technology Solutions Corp.-Class A (c)	262	14,431
Fiserv, Inc. (c)	290	30,340

Company	Shares	U.S. $ Value
HCL Technologies Ltd.	620	$7,282
Vantiv, Inc.-Class A (c)	277	15,631
Visa, Inc.-Class A	1,192	92,165
Worldpay Group PLC (d)	3,818	12,852
Xerox Corp.	2,315	21,645

		217,032

Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	346	11,141
ASML Holding NV	330	34,042
Infineon Technologies AG	480	8,021
Intel Corp.	1,372	47,608
NVIDIA Corp.	372	34,298
Realtek Semiconductor Corp.	3,000	9,301
SCREEN Holdings Co., Ltd.	300	18,172
SK Hynix, Inc.	490	17,922
Sumco Corp.	1,300	14,600
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	40,253
Texas Instruments, Inc.	469	34,673
Tokyo Electron Ltd.	100	9,278
Xilinx, Inc.	861	46,477

		325,786

Software - 0.8%
Adobe Systems, Inc. (c)	449	46,162
Constellation Software, Inc./Canada	100	46,634
Dassault Systemes	379	28,868
Electronic Arts, Inc. (c)	454	35,975
Intuit, Inc.	64	7,276
LINE Corp. (Sponsored ADR) (c)	690	26,696
Nintendo Co., Ltd.	100	24,643
Oracle Corp.	1,230	49,434
ServiceNow, Inc. (c)	210	17,461

		283,149

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	728	80,459
Hewlett Packard Enterprise Co.	1,303	31,012
HP, Inc.	1,335	20,559
NCR Corp. (c)	239	9,261
Samsung Electronics Co., Ltd.	46	68,456

		209,747

		1,503,971

Financials - 3.0%
Banks - 1.3%
Australia & New Zealand Banking Group Ltd.	740	15,497
Axis Bank Ltd.	1,530	10,473
Banco Macro SA (ADR)	90	6,227
Bank of America Corp.	3,565	75,293
Bank of Montreal	100	6,591
Bank of Queensland Ltd.	1,414	11,713
BOC Hong Kong Holdings Ltd.	500	1,872
Citigroup, Inc.	296	16,691
Danske Bank A/S	460	13,389
DNB ASA	980	14,423

Company	Shares	U.S. $ Value
Fifth Third Bancorp	210	$5,464
HDFC Bank Ltd.	853	17,048
ING Groep NV	1,300	17,664
Intesa Sanpaolo SpA	3,140	6,920
Itau Unibanco Holding SA (Preference Shares)	890	9,296
JPMorgan Chase & Co.	693	55,558
KB Financial Group, Inc.	280	10,068
KBC Group NV	220	13,190
Mitsubishi UFJ Financial Group, Inc.	4,300	25,856
PNC Financial Services Group, Inc. (The)	123	13,596
Sberbank of Russia PJSC (Sponsored ADR)	1,640	16,539
Shinhan Financial Group Co., Ltd.	190	7,160
SunTrust Banks, Inc.	131	6,805
Toronto-Dominion Bank (The)	270	12,777
US Bancorp	214	10,619
Wells Fargo & Co.	1,266	66,997

		467,726

Capital Markets - 0.3%
Amundi SA (d)	147	7,214
BlackRock, Inc.-Class A	36	13,349
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,600	7,845
Goldman Sachs Group, Inc. (The)	80	17,543
MarketAxess Holdings, Inc.	55	9,117
Partners Group Holding AG	54	26,243
UBS Group AG	2,443	38,842

		120,153

Consumer Finance - 0.3%
Capital One Financial Corp.	287	24,119
Discover Financial Services	132	8,946
Hitachi Capital Corp.	400	9,941
OneMain Holdings, Inc. (c)	548	11,163
Shriram Transport Finance Co., Ltd.	230	3,031
Synchrony Financial	1,147	39,640

		96,840

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.-Class B (c)	161	25,348
Challenger Ltd./Australia	850	6,668
GRENKE AG	60	8,745
Haci Omer Sabanci Holding AS	2,060	5,242

		46,003

Insurance - 0.8%
Admiral Group PLC	279	6,628
Aflac, Inc.	112	7,995
AIA Group Ltd.	9,200	56,019
Allstate Corp. (The)	280	19,578
American International Group, Inc.	681	43,128
Chubb Ltd.	22	2,816
Cincinnati Financial Corp.	38	2,916
Dongbu Insurance Co., Ltd.	210	13,093
First American Financial Corp.	377	14,228
FNF Group	579	18,493
Loews Corp.	59	2,634

Company	Shares	U.S. $ Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	71	$12,935
NN Group NV	257	8,249
Progressive Corp. (The)	100	3,330
Prudential PLC	2,845	54,929
Suncorp Group Ltd.	890	8,202

		275,173

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	2,269	41,849
LIC Housing Finance Ltd.	1,050	8,690

		50,539

		1,056,434

Health Care - 2.6%
Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc. (c)	404	49,526
Biogen, Inc. (c)	229	67,342
Gilead Sciences, Inc.	537	39,577
Grifols SA (ADR)	560	8,753

		165,198

Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (c)	186	17,307
Danaher Corp.	643	50,264
Edwards Lifesciences Corp. (c)	561	46,479
Essilor International SA	275	29,117
Intuitive Surgical, Inc. (c)	100	64,374
Sartorius AG (Preference Shares)	220	16,353

		223,894

Health Care Providers & Services - 0.5%
Aetna, Inc.	172	22,504
Cigna Corp.	193	26,005
Express Scripts Holding Co. (c)	50	3,794
McKesson Corp.	132	18,983
Quest Diagnostics, Inc.	123	10,758
Ramsay Health Care Ltd.	368	19,241
UnitedHealth Group, Inc.	478	75,677
VCA, Inc. (c)	114	7,136

		184,098

Health Care Technology - 0.1%
Cerner Corp. (c)	617	30,714

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	103	45,057
Mettler-Toledo International, Inc. (c)	35	14,421

		59,478

Pharmaceuticals - 0.7%
Johnson & Johnson	423	47,080
Merck & Co., Inc.	319	19,520
Pfizer, Inc.	1,187	38,150
Roche Holding AG	160	35,611

Company	Shares	U.S. $ Value
Sanofi	270	$21,761
Shire PLC	710	41,350
Sun Pharmaceutical Industries Ltd.	1,247	12,895
Teva Pharmaceutical Industries Ltd.	360	13,298
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	572	21,564

		251,229

		914,611

Consumer Discretionary - 2.5%
Auto Components - 0.3%
Cie Plastic Omnium SA	200	6,080
Hankook Tire Co., Ltd.	190	8,797
Lear Corp.	132	17,095
Magna International, Inc.-Class A	858	34,706
Sumitomo Electric Industries Ltd.	1,000	14,299
Valeo SA	350	19,500

		100,477

Automobiles - 0.2%
General Motors Co.	265	9,151
Honda Motor Co., Ltd.	500	14,909
Isuzu Motors Ltd.	800	9,628
Peugeot SA (c)	1,060	15,598
Tata Motors Ltd.	540	3,607
Tata Motors Ltd.-Class A	2,500	10,821

		63,714

Diversified Consumer Services - 0.0%
Kroton Educacional SA	1,700	7,248

Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc.-Class A (c)	36	14,268
Elior Group (d)	510	10,573
IMAX China Holding, Inc. (c)(d)	1,600	7,735
Sodexo SA	70	7,645
Starbucks Corp.	1,149	66,608

		106,829

Household Durables - 0.0%
Panasonic Corp.	1,400	14,519

Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. (ADR) (c)	360	16,283
Priceline Group, Inc. (The) (c)	23	34,584

		50,867

Leisure Products - 0.0%
Mattel, Inc.	90	2,841

Media - 0.6%
AMC Networks, Inc.-Class A (c)	176	9,724
CBS Corp.-Class B	219	13,298
Charter Communications, Inc.-Class A (c)	31	8,535
Comcast Corp.-Class A	871	60,543
CTS Eventim AG & Co. KGaA	789	23,521

Company	Shares	U.S. $ Value
Interpublic Group of Cos., Inc. (The)	260	$6,258
Liberty Global PLC-Series C (c)	518	15,773
Naspers Ltd.-Class N	214	31,147
Regal Entertainment Group-Class A	242	5,544
Twenty-First Century Fox, Inc.-Class A	100	2,811
Walt Disney Co. (The)	345	34,197

		211,351

Multiline Retail - 0.2%
Dollar General Corp.	252	19,485
Dollar Tree, Inc. (c)	502	44,256
Target Corp.	88	6,797

		70,538

Specialty Retail - 0.5%
ABC-Mart, Inc.	300	17,686
Burlington Stores, Inc. (c)	160	14,067
Home Depot, Inc. (The)	590	76,346
Kingfisher PLC	1,220	5,368
O’Reilly Automotive, Inc. (c)	48	13,176
Ross Stores, Inc.	185	12,504
TJX Cos., Inc. (The)	140	10,968
Ulta Salon Cosmetics & Fragrance, Inc. (c)	79	20,500

		170,615

Textiles, Apparel & Luxury Goods - 0.2%
HUGO BOSS AG	100	5,731
Kering	30	6,509
NIKE, Inc.-Class B	1,008	50,470
Samsonite International SA	3,600	11,279

		73,989

		872,988

Consumer Staples - 1.5%
Beverages - 0.2%
Asahi Group Holdings Ltd.	100	3,273
Monster Beverage Corp. (c)	915	40,946
Pernod Ricard SA	100	10,452

		54,671

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	175	26,269
CP ALL PCL	7,900	13,340
CVS Health Corp.	306	23,528
Koninklijke Ahold Delhaize NV	1,333	26,251
Kroger Co. (The)	874	28,230
Lenta Ltd. (GDR) (c)(d)	2,103	16,290
Loblaw Cos., Ltd.	120	6,235
Sugi Holdings Co., Ltd.	100	4,693
Tesco PLC (c)	3,550	9,266
Wal-Mart Stores, Inc.	250	17,608
X5 Retail Group NV (GDR) (c)(d)	180	5,400

		177,110

Company	Shares	U.S. $ Value
Food Products - 0.1%
Archer-Daniels-Midland Co.	166	$7,176
Conagra Brands, Inc.	96	3,522
Ingredion, Inc.	77	9,038
JBS SA	1,900	5,478
Lamb Weston Holdings, Inc. (c)	32	1,072
Tyson Foods, Inc.-Class A	302	17,157
WH Group Ltd. (d)	11,500	9,572

		53,015

Household Products - 0.1%
Henkel AG & Co. KGaA (Preference Shares)	110	12,752
Procter & Gamble Co. (The)	177	14,596
Reckitt Benckiser Group PLC	120	10,137

		37,485

Personal Products - 0.1%
Amorepacific Corp.	20	5,622
Estee Lauder Cos., Inc. (The)-Class A	62	4,817
L’Oreal SA	17	2,893
LG Household & Health Care Ltd.	19	12,799
Unilever PLC	350	13,923

		40,054

Tobacco - 0.5%
Altria Group, Inc.	316	20,202
British American Tobacco PLC	1,354	74,118
Imperial Brands PLC	384	16,467
Japan Tobacco, Inc.	1,300	45,069
Philip Morris International, Inc.	124	10,947

		166,803

		529,138

Industrials - 1.5%
Aerospace & Defense - 0.3%
Airbus Group SE	290	18,490
B/E Aerospace, Inc.	338	20,294
Hexcel Corp.	301	15,568
L-3 Communications Holdings, Inc.	204	32,185
United Technologies Corp.	144	15,512

		102,049

Airlines - 0.2%
Air Canada (c)	730	7,336
Delta Air Lines, Inc.	487	23,464
International Consolidated Airlines Group SA	2,460	13,322
Japan Airlines Co., Ltd.	600	17,914
Qantas Airways Ltd.	6,022	14,659
United Continental Holdings, Inc. (c)	73	5,033

		81,728

Building Products - 0.1%
Allegion PLC	257	17,196
AO Smith Corp.	366	17,799

		34,995

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	2,897	$34,600
Regus PLC	2,409	7,011
Republic Services, Inc.-Class A	63	3,496

		45,107

Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd.	1,330	3,608
Quanta Services, Inc. (c)	239	8,059

		11,667

Electrical Equipment - 0.1%
Acuity Brands, Inc.	45	11,314
Eaton Corp. PLC	393	26,138

		37,452

Industrial Conglomerates - 0.2%
3M Co.	68	11,678
General Electric Co.	670	20,609
Roper Technologies, Inc.	162	29,340

		61,627

Machinery - 0.2%
Cummins, Inc.	25	3,545
IDEX Corp.	95	8,893
IHI Corp. (c)	5,000	14,143
JTEKT Corp.	800	13,082
Oshkosh Corp.	260	18,200
Parker-Hannifin Corp.	30	4,168
WABCO Holdings, Inc. (c)	91	8,964

		70,995

Professional Services - 0.1%
Teleperformance	243	23,715

Road & Rail - 0.1%
Canadian National Railway Co.	80	5,349
Central Japan Railway Co.	100	16,509

		21,858

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. (d)	2,500	12,592
Brenntag AG	155	8,185
WESCO International, Inc. (c)	228	15,481

		36,258

		527,451

Energy - 1.4%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	350	26,477
Petrofac Ltd.	830	8,272
Schlumberger Ltd.	566	47,572

		82,321

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd.	380	$12,823
Chevron Corp.	90	10,040
CNOOC Ltd.	5,000	6,582
Devon Energy Corp.	577	27,886
EOG Resources, Inc.	410	42,033
Exxon Mobil Corp.	463	40,420
Hess Corp.	449	25,126
JX Holdings, Inc.	4,200	16,278
LUKOIL PJSC (Sponsored ADR)	180	8,837
LUKOIL PJSC (London) (Sponsored ADR)	230	11,319
Novatek OJSC (Sponsored GDR) (d)	70	8,289
QEP Resources, Inc. (c)	1,000	19,660
Royal Dutch Shell PLC-Class A	3,398	86,645
Southwestern Energy Co. (c)	486	5,516
TOTAL SA	1,292	61,600
Valero Energy Corp.	87	5,356
Western Refining, Inc.	392	14,061
YPF SA (Sponsored ADR)	740	12,573

		415,044

		497,365

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,000	38,630
BT Group PLC	7,300	32,561
China Unicom Hong Kong Ltd.	12,000	14,546
Nippon Telegraph & Telephone Corp.	800	32,113
TDC A/S (c)	2,560	12,994
Verizon Communications, Inc.	282	14,072

		144,916

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc.-Class B	130	5,023
T-Mobile US, Inc. (c)	547	29,653
Tower Bersama Infrastructure Tbk PT	10,000	4,092
Vodafone Group PLC	9,380	22,659

		61,427

		206,343

Materials - 0.5%
Chemicals - 0.3%
Agrium, Inc. (Toronto)	80	8,063
Air Water, Inc.	400	6,925
Arkema SA	150	14,383
CF Industries Holdings, Inc.	591	17,103
Dow Chemical Co. (The)	51	2,842
Johnson Matthey PLC	240	9,423
JSR Corp.	600	8,768
Koninklijke DSM NV	113	6,861
LG Chem Ltd.	30	5,800
LyondellBasell Industries NV-Class A	45	4,064

		84,232

Company	Shares	U.S. $ Value
Construction Materials - 0.0%
Buzzi Unicem SpA	440	$9,353

Metals & Mining - 0.2%
BHP Billiton PLC	530	8,726
BlueScope Steel Ltd.	707	4,689
Boliden AB	400	10,334
Gerdau SA (Preference Shares)	2,300	9,199
Goldcorp, Inc.	420	5,543
MMC Norilsk Nickel PJSC (ADR)	790	13,231
Newmont Mining Corp.	124	4,023
Novolipetsk Steel PJSC (GDR) (d)	490	9,047

		64,792

Paper & Forest Products - 0.0%
Mondi PLC	462	9,439

		167,816

Utilities - 0.4%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	340	20,077
Edison International	345	23,725
EDP - Energias de Portugal SA	2,460	7,107
Enel SpA	2,040	8,237
Eversource Energy	82	4,233
Exelon Corp.	651	21,164
FirstEnergy Corp.	119	3,723
Korea Electric Power Corp.	260	10,316
PG&E Corp.	80	4,704
Portland General Electric Co.	353	14,685

		117,971

Multi-Utilities - 0.1%
CMS Energy Corp.	65	2,614
DTE Energy Co.	42	3,910
NiSource, Inc.	900	19,746

		26,270

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	600	5,307
Pennon Group PLC	640	6,538

		11,845

		156,086

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,670	5,601
RLJ Lodging Trust	129	2,940

		8,541

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	14,100	9,324
Daito Trust Construction Co., Ltd.	200	31,170
Global Logistic Properties Ltd.	2,600	3,724

Company	Shares	U.S. $ Value
LendLease Group	1,060	$10,626

		54,844

		63,385

Total Common Stocks (cost $5,439,107)		6,495,588

INVESTMENT COMPANIES - 14.1%
Funds and Investment Trusts - 14.1%
AB Multi-Manager Alternative Strategies Fund-Class Z (e)	141,434	1,412,924
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio (e)	56,257	360,048
AB Pooling Portfolio - AB Volatility Management Portfolio (e)	292,547	3,177,062

Total Investment Companies (cost $4,900,823)		4,950,034

Total Investments - 100.6% (cost $33,973,643) (f)		35,393,258
Other assets less liabilities - (0.6)%		(216,554)

Net Assets - 100.0%		$35,176,704

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	16	TWD	495	2/16/17	$(343)
Citibank, NA	BRL	79	USD	23	12/02/16	(100)
Citibank, NA	USD	23	BRL	79	12/02/16	(122)
Citibank, NA	USD	15	RUB	945	1/17/17	(25)
Citibank, NA	INR	992	USD	14	2/16/17	18
Citibank, NA	KRW	42,861	USD	37	2/16/17	1,054
Citibank, NA	USD	11	KRW	12,562	2/16/17	4
Goldman Sachs Bank USA	BRL	106	USD	33	12/02/16	1,202
Goldman Sachs Bank USA	USD	31	BRL	106	12/02/16	135
Goldman Sachs Bank USA	RUB	632	USD	10	1/17/17	(145)
JPMorgan Chase Bank, NA	USD	24	TWD	740	2/16/17	(388)
Morgan Stanley & Co., Inc.	BRL	146	USD	43	12/02/16	(186)
Morgan Stanley & Co., Inc.	USD	46	BRL	146	12/02/16	(2,960)
Royal Bank of Scotland PLC	BRL	36	USD	11	12/02/16	(67)
Royal Bank of Scotland PLC	USD	11	BRL	36	12/02/16	46
Royal Bank of Scotland PLC	TWD	674	USD	21	2/16/17	(6)
Royal Bank of Scotland PLC	USD	13	ZAR	188	2/16/17	68
Standard Chartered Bank	BRL	83	USD	24	12/02/16	(166)
Standard Chartered Bank	USD	24	BRL	83	12/02/16	105
Standard Chartered Bank	USD	24	BRL	83	1/04/17	166
Standard Chartered Bank	KRW	18,709	USD	16	2/16/17	444
Standard Chartered Bank	USD	15	INR	992	2/16/17	(330)
State Street Bank & Trust Co.	AUD	44	USD	34	2/16/17	1,307
State Street Bank & Trust Co.	CAD	28	USD	21	2/16/17	106

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	21	USD	22	2/16/17	$558
State Street Bank & Trust Co.	CNY	123	USD	18	2/16/17	422
State Street Bank & Trust Co.	EUR	105	USD	116	2/16/17	4,561
State Street Bank & Trust Co.	GBP	3	USD	4	2/16/17	10
State Street Bank & Trust Co.	GBP	89	USD	110	2/16/17	(1,417)
State Street Bank & Trust Co.	HKD	405	USD	52	2/16/17	9
State Street Bank & Trust Co.	ILS	37	USD	10	2/16/17	78
State Street Bank & Trust Co.	JPY	9,321	USD	89	2/16/17	7,284
State Street Bank & Trust Co.	KRW	23,918	USD	21	2/16/17	655
State Street Bank & Trust Co.	NOK	82	USD	10	2/16/17	(16)
State Street Bank & Trust Co.	SEK	59	USD	7	2/16/17	134
State Street Bank & Trust Co.	SGD	11	USD	8	2/16/17	220
State Street Bank & Trust Co.	USD	45	AUD	59	2/16/17	(1,497)
State Street Bank & Trust Co.	USD	43	CAD	57	2/16/17	(169)
State Street Bank & Trust Co.	USD	76	CHF	74	2/16/17	(2,827)
State Street Bank & Trust Co.	USD	53	CNY	358	2/16/17	(1,142)
State Street Bank & Trust Co.	USD	14	EUR	13	2/16/17	(287)
State Street Bank & Trust Co.	USD	10	GBP	8	2/16/17	78
State Street Bank & Trust Co.	USD	4	HKD	34	2/16/17	– 0	–
State Street Bank & Trust Co.	USD	113	JPY	11,850	2/16/17	(8,690)
State Street Bank & Trust Co.	USD	5	KRW	5,256	2/16/17	(91)
State Street Bank & Trust Co.	USD	4	MXN	84	2/16/17	(11)
State Street Bank & Trust Co.	USD	42	NOK	343	2/16/17	(1,439)
State Street Bank & Trust Co.	USD	47	SEK	426	2/16/17	(979)

$(4,739)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$1,210	3/31/19	3 Month LIBOR	1.056%	$(9,740)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$250	7/09/24	2.613%	CPI	#	$(21,531)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	(14,822)
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(34,241)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#	(1,370)
Citibank, NA	220	8/26/20	2.298%	CPI	#	(11,703)
Citibank, NA	90	12/14/20	1.548%	CPI	#	1,705
Deutsche Bank AG	200	9/02/25	1.880%	CPI	#	3,581
JPMorgan Chase Bank, NA	200	3/04/24	2.493%	CPI	#	(14,780)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(103,012)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(16,308)

						$(212,481)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$185	3/01/23	0.904%	SIFMA	*	$7,006
JPMorgan Chase Bank, NA	80	6/07/22	0.906%	SIFMA	*	2,369

						$9,375

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of November 30, 2016.
(b)	Floating Rate Security. Stated interest/floor rate was in effect at November 30, 2016.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $99,564 or 0.3% of net assets.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,897,965 and gross unrealized depreciation of investments was $(478,350), resulting in net unrealized appreciation of $1,419,615.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 2.7%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SRF	-	State Revolving Fund

AB Tax-Managed Conservative Wealth Strategy

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$23,947,636		$	– 0	–	$23,947,636
Common Stocks:
Information Technology		1,159,081		344,890			– 0	–	1,503,971
Financials		557,500		498,934			– 0	–	1,056,434
Health Care		679,928		234,683			– 0	–	914,611
Consumer Discretionary		620,788		252,200			– 0	–	872,988
Consumer Staples		236,743		292,395			– 0	–	529,138
Industrials		329,621		197,830			– 0	–	527,451
Energy		300,862		196,503			– 0	–	497,365
Telecommunication Services		87,378		118,965			– 0	–	206,343
Materials		49,831		117,985			– 0	–	167,816
Utilities		118,581		37,505			– 0	–	156,086
Real Estate		2,940		60,445			– 0	–	63,385
Investment Companies		4,950,034		– 0	–		– 0	–	4,950,034

Total Investments in Securities		9,093,287		26,299,971			– 0	–	35,393,258

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	18,664			– 0	–	18,664
Inflation (CPI) Swaps		– 0	–	5,286			– 0	–	5,286
Interest Rate Swaps		– 0	–	9,375			– 0	–	9,375
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(23,403)			– 0	–	(23,403)
Centrally Cleared Interest Rate Swaps		– 0	–	(9,740)			– 0	–	(9,740)
Inflation (CPI) Swaps		– 0	–	(217,767)			– 0	–	(217,767)

Total (b)		$9,093,287		$26,082,386		$	– 0	–	$35,175,673

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the three months ended November 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/16 (000)	Dividend Income (000)			Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$1,695	$1	$294	$(3)	$14	$1,413	$	– 0	–	$	– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	411	18	79	(31)	41	360		– 0	–		– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	3,779	159	715	28	(74)	3,177		– 0	–		– 0	–

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)			Dividend Income (000)
$157	$1,794	$1,951	$	– 0	–	$	– 0	–

AB Wealth Appreciation Strategy

Portfolio of Investment

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z	15,712,082	$156,963,700
AB Pooling Portfolio - AB International Growth Portfolio	19,958,050	164,055,168
AB Pooling Portfolio - AB International Value Portfolio	24,646,089	169,565,091
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	14,533,506	93,014,440
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	7,135,722	69,287,866
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	5,934,491	70,383,066
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	19,701,890	199,777,169
AB Pooling Portfolio - AB U.S. Value Portfolio	14,895,248	205,852,331
AB Pooling Portfolio - AB Volatility Management Portfolio	16,892,533	183,452,914

Total Investments - 100.1% (cost $1,237,059,116) (a)		1,312,351,745
Other assets less liabilities - (0.1)%		(1,061,537)

Net Assets - 100.0%		$1,311,290,208

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,688,697 and gross unrealized depreciation of investments was $(38,396,068), resulting in net unrealized appreciation of $75,292,629.

AB Wealth Appreciation Strategy

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,312,351,745	$	– 0	–	$	– 0	–	$1,312,351,745

(a)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the three months ended November 30, 2016 is as follows:

								Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/16 (000)	Dividend Income (000)			Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$158,459	$334		$3,047	$(67)	$1,285	$156,964	$	– 0	–	$	– 0	–
AB Pooling Portfolio - AB International Growth Portfolio	179,748	75		6,493	(1,398)	(7,877)	164,055		– 0	–		– 0	–
AB Pooling Portfolio - AB International Value Portfolio	180,473	– 0	–	8,776	(2,874)	742	169,565		– 0	–		– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	91,447	72		983	(411)	2,889	93,014		– 0	–		– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	68,055	23		782	(206)	2,198	69,288		23			– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	68,234	8		4,620	9	6,752	70,383		8			– 0	–
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	205,824	312		3,769	(677)	(1,913)	199,777		313			– 0	–
AB Pooling Portfolio - AB U.S. Value Portfolio	206,665	1,046		10,397	2,705	5,833	205,852		1,045			– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	189,349	– 0	–	3,646	(246)	(2,004)	183,453		– 0	–		– 0	–

AB Balanced Wealth Strategy

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Bond Fund, Inc. - AB High Yield Portfolio	6,880,279	$64,605,818
AB Multi-Manager Alternative Strategies Fund-Class Z	8,068,476	80,604,075
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	7,407,735	72,966,186
AB Pooling Portfolio - AB Global Core Bond Portfolio	18,060,673	179,884,299
AB Pooling Portfolio - AB International Growth Portfolio	8,771,282	72,099,942
AB Pooling Portfolio - AB International Value Portfolio	10,713,327	73,707,692
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	7,170,618	45,891,958
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,407,503	23,376,855
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,001,968	23,743,345
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	9,306,063	94,363,480
AB Pooling Portfolio - AB U.S. Value Portfolio	6,963,079	96,229,751
AB Pooling Portfolio - AB Volatility Management Portfolio	15,173,671	164,786,070

Total Investments - 100.1% (cost $934,161,616) (a)		992,259,471
Other assets less liabilities - (0.1)%		(1,398,164)

Net Assets - 100.0%		$990,861,307

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,178,350 and gross unrealized depreciation of investments was $(12,080,495), resulting in net unrealized appreciation of $58,097,855.

AB Balanced Wealth Strategy

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$992,259,471	$	– 0	–	$	– 0	–	$992,259,471

(a)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the three months ended November 30, 2016 is as follows:

								Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/16 (000)	Dividend Income (000)		Realized Gains (000)
AB Bond Fund, Inc. - AB High-Yield Portfolio	67,688	785		3,600	28	(295)	64,606	866		– 0	–
AB Multi-Manager Alternative Strategies Fund - Class Z	83,191	10		3,225	(47)	675	80,604	– 0	–	– 0	–
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	77,836	244		4,622	(378)	(114)	72,966	– 0	–	– 0	–
AB Pooling Portfolio - AB Global Core Bond Portfolio	192,074	2,387		8,548	273	(6,302)	179,884	1,166		– 0	–
AB Pooling Portfolio - AB International Growth Portfolio	78,069	1,257		3,193	(187)	(3,846)	72,100	– 0	–	– 0	–
AB Pooling Portfolio - AB International Value Portfolio	78,384	– 0	–	3,769	(457)	(450)	73,708	– 0	–	– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	45,901	– 0	–	1,250	(468)	1,709	45,892	– 0	–	– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	23,414	7		733	(165)	854	23,377	8		– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	23,476	1		2,059	91	2,234	23,743	3		– 0	–
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	98,257	149		2,822	(491)	(730)	94,363	149		– 0	–
AB Pooling Portfolio - AB U.S. Value Portfolio	98,808	605		7,229	1,982	2,064	96,230	499		– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	171,104	10		4,317	53	(2,064)	164,786	– 0	–	– 0	–

AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Multi-Manager Alternative Strategies Fund-Class Z	1,625,548	$16,239,225
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	2,587,861	25,490,428
AB Pooling Portfolio - AB Global Core Bond Portfolio	6,432,074	64,063,454
AB Pooling Portfolio - AB International Growth Portfolio	1,259,999	10,357,191
AB Pooling Portfolio - AB International Value Portfolio	1,571,995	10,815,328
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	654,599	4,189,434
AB Pooling Portfolio - AB Short Duration Bond Portfolio	7,880,228	73,916,542
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	216,546	2,102,664
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	180,070	2,135,628
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,386,038	14,054,426
AB Pooling Portfolio - AB U.S. Value Portfolio	1,036,279	14,321,375
AB Pooling Portfolio - AB Volatility Management Portfolio	2,854,693	31,001,965

Total Investments - 100.2% (cost $250,755,036) (a)		268,687,660
Other assets less liabilities - (0.2)%		(513,927)

Net Assets - 100.0%		$268,173,733

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,179,819 and gross unrealized depreciation of investments was $(247,195), resulting in net unrealized appreciation of $17,932,624.

AB Conservative Wealth Strategy

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$268,687,660	$	– 0	–	$	– 0	–	$268,687,660

(a)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the three months ended November 30, 2016 is as follows:

								Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/16 (000)	Dividend Income (000)			Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$17,079	$1		$973	$(7)	$139	$16,239	$	– 0	–	$	– 0	–
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	27,096	(1)		1,434	43	(214)	25,490		– 0	–		– 0	–
AB Pooling Portfolio - AB Global Core Bond Portfolio	68,256	449		2,501	80	(2,221)	64,063		414			– 0	–
AB Pooling Portfolio - AB International Growth Portfolio	11,352	46		461	62	(642)	10,357		– 0	–		– 0	–
AB Pooling Portfolio - AB International Value Portfolio	11,392	– 0	–*	444	54	(187)	10,815		– 0	–		– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	4,170	– 0	–	94	(24)	137	4,189		– 0	–		– 0	–
AB Pooling Portfolio - AB Short Duration Bond Portfolio	78,279	235		4,532	(205)	140	73,917		235			– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,137	1		97	(21)	83	2,103		1			– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,157	– 0	–*	231	69	141	2,136		– 0	–*		– 0	–
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	14,818	50		631	(110)	(73)	14,054		23			– 0	–
AB Pooling Portfolio - AB U.S. Value Portfolio	14,963	105		1,359	643	(31)	14,321		76			– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	32,499	14		1,129	27	(409)	31,002		– 0	–		– 0	–

*	Amount less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 24, 2017